INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5%
	AEROSPACE & DEFENSE — 2.1%
800,000	Teledyne Technologies, Inc.	0.9500	04/01/24	$ 777,086
800,000	Teledyne Technologies, Inc.	1.6000	04/01/26	729,296
3,700,000	Teledyne Technologies, Inc.	2.2500	04/01/28	3,228,386
800,000	Textron, Inc.	3.0000	06/01/30	693,460
				5,428,228
	ASSET MANAGEMENT — 0.3%
1,000,000	Franklin Resources, Inc.	1.6000	10/30/30	785,658

	BANKING — 0.6%
1,000,000	CIT Group, Inc.	6.1250	03/09/28	1,005,035
800,000	Regions Financial Corporation	1.8000	08/12/28	664,244
				1,669,279
	BIOTECH & PHARMA — 0.3%
820,000	Royalty Pharma plc	1.2000	09/02/25	747,168

	CHEMICALS — 2.5%
800,000	Cabot Corporation	5.0000	06/30/32	754,412
820,000	LYB International Finance III, LLC	1.2500	10/01/25	748,136
820,000	Mosaic Company (The)	4.0500	11/15/27	782,071
800,000	PPG Industries, Inc.	1.2000	03/15/26	722,012
3,700,000	PPG Industries, Inc.	3.7500	03/15/28	3,488,792
				6,495,423
	COMMERCIAL SUPPORT SERVICES — 6.3%
820,000	Cintas Corp No 2	3.4500	05/01/25	794,652
902,000	Cintas Corp No 2	3.7000	04/01/27	866,439
820,000	Cintas Corp No 2	4.0000	05/01/32	767,512
3,700,000	Republic Services, Inc.	2.5000	08/15/24	3,588,719
800,000	Republic Services, Inc.	3.2000	03/15/25	773,973
820,000	Republic Services, Inc.	3.3750	11/15/27	763,529
3,700,000	Republic Services, Inc.	3.9500	05/15/28	3,515,221
950,000	Republic Services, Inc.	2.3000	03/01/30	805,724
820,000	Republic Services, Inc.	1.4500	02/15/31	635,605
1,000,000	Republic Services, Inc.	1.7500	02/15/32	774,797
820,000	Waste Connections, Inc.	4.2500	12/01/28	788,711

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	COMMERCIAL SUPPORT SERVICES — 6.3% (Continued)
800,000	Waste Management, Inc. Series 19-SFR4 A	3.1250	03/01/25	$ 774,967
820,000	Waste Management, Inc.	0.7500	11/15/25	745,851
800,000	Waste Management, Inc.	3.1500	11/15/27	746,581
				16,342,281
	CONSTRUCTION MATERIALS — 1.2%
820,000	Carlisle Companies, Inc.	3.7500	12/01/27	773,435
1,000,000	Carlisle Companies, Inc.	2.7500	03/01/30	847,345
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	788,023
800,000	Vulcan Materials Company	3.9000	04/01/27	766,678
				3,175,481
	CONTAINERS & PACKAGING — 1.4%
820,000	Amcor Finance USA, Inc.	3.6250	04/28/26	777,725
800,000	Amcor Finance USA, Inc.	4.5000	05/15/28	763,922
820,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	668,340
800,000	AptarGroup, Inc.	3.6000	03/15/32	680,463
800,000	Bemis Company, Inc.	2.6300	06/19/30	659,332
				3,549,782
	DIVERSIFIED INDUSTRIALS — 1.8%
800,000	Dover Corporation	3.1500	11/15/25	761,514
800,000	Illinois Tool Works, Inc.	3.5000	03/01/24	792,773
820,000	Illinois Tool Works, Inc.	2.6500	11/15/26	769,200
800,000	Parker-Hannifin Corporation	3.2500	03/01/27	753,120
820,000	Parker-Hannifin Corporation	4.2500	09/15/27	796,016
820,000	Parker-Hannifin Corporation	4.5000	09/15/29	792,930
				4,665,553
	ELECTRIC UTILITIES — 5.2%
820,000	AES Corporation (The)	1.3750	01/15/26	738,109
820,000	Avangrid, Inc.	3.1500	12/01/24	791,100
1,000,000	Avangrid, Inc.	3.8000	06/01/29	908,437
800,000	CenterPoint Energy, Inc.	1.4500	06/01/26	719,427
820,000	CenterPoint Energy, Inc.	2.9500	03/01/30	707,105
800,000	CenterPoint Energy, Inc.	2.6500	06/01/31	657,373
820,000	Emera US Finance, L.P.	3.5500	06/15/26	775,839
820,000	Entergy Arkansas, LLC	3.5000	04/01/26	786,881

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	ELECTRIC UTILITIES — 5.2% (Continued)
800,000	Entergy Corporation	0.9000	09/15/25	$ 726,857
1,000,000	Entergy Corporation	1.9000	06/15/28	857,562
800,000	Evergy, Inc.	2.4500	09/15/24	772,031
3,700,000	Evergy, Inc.	2.9000	09/15/29	3,222,742
800,000	WEC Energy Group, Inc.	0.5500	09/15/23	798,801
1,000,000	WEC Energy Group, Inc.	1.3750	10/15/27	861,343
				13,323,607
	ELECTRICAL EQUIPMENT — 4.4%
820,000	Amphenol Corporation	2.0500	03/01/25	779,795
820,000	Amphenol Corporation	4.3500	06/01/29	789,974
1,000,000	Amphenol Corporation	2.8000	02/15/30	872,714
1,000,000	Amphenol Corporation	2.2000	09/15/31	809,897
800,000	Keysight Technologies, Inc.	4.5500	10/30/24	787,165
800,000	Keysight Technologies, Inc.	4.6000	04/06/27	782,527
800,000	Keysight Technologies, Inc.	3.0000	10/30/29	700,984
800,000	Roper Technologies, Inc.	3.6500	09/15/23	799,502
800,000	Roper Technologies, Inc.	1.7500	02/15/31	628,776
800,000	Trimble, Inc.	4.7500	12/01/24	787,282
3,700,000	Trimble, Inc.	4.9000	06/15/28	3,596,438
				11,335,054
	ENGINEERING & CONSTRUCTION — 0.9%
800,000	Fluor Corporation	4.2500	09/15/28	746,760
1,000,000	Quanta Services, Inc.	2.9000	10/01/30	843,977
1,000,000	Quanta Services, Inc.	2.3500	01/15/32	792,209
				2,382,946
	FOOD — 3.0%
820,000	Campbell Soup Company	4.1500	03/15/28	781,120
800,000	Conagra Brands, Inc.	4.6000	11/01/25	783,327
3,700,000	Conagra Brands, Inc.	1.3750	11/01/27	3,145,494
800,000	Conagra Brands, Inc.	4.8500	11/01/28	778,918
800,000	Hormel Foods Corporation	0.6500	06/03/24	770,952
800,000	Hormel Foods Corporation	1.7000	06/03/28	692,644
800,000	Hormel Foods Corporation	1.8000	06/11/30	662,546
				7,615,001

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	GAS & WATER UTILITIES — 0.6%
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	$ 781,468
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	794,809
				1,576,277
	HEALTH CARE FACILITIES & SERVICES — 0.3%
820,000	Anthem, Inc.	1.5000	03/15/26	745,220

	HOME CONSTRUCTION — 3.7%
800,000	DR Horton, Inc.	2.5000	10/15/24	771,490
820,000	DR Horton, Inc.	2.6000	10/15/25	770,393
3,700,000	DR Horton, Inc.	1.3000	10/15/26	3,263,824
1,000,000	Fortune Brands Innovations, Inc.	5.8750	06/01/33	997,041
3,700,000	Lennar Corporation	4.8750	12/15/23	3,697,006
				9,499,754
	HOUSEHOLD PRODUCTS — 0.3%
800,000	Church & Dwight Company, Inc.	3.1500	08/01/27	752,580

	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
3,700,000	Cboe Global Markets, Inc.	3.6500	01/12/27	3,542,017

	INSURANCE — 1.5%
820,000	Arch Capital Finance, LLC	4.0110	12/15/26	783,094
800,000	Brown & Brown, Inc.	4.2000	09/15/24	785,451
820,000	Loews Corporation	3.7500	04/01/26	789,816
800,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	731,781
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	855,737
				3,945,879
	INTERNET MEDIA & SERVICES — 1.3%
800,000	Booking Holdings, Inc.	3.6500	03/15/25	779,951
820,000	Booking Holdings, Inc.	3.6000	06/01/26	789,222
800,000	Booking Holdings, Inc.	3.5500	03/15/28	755,876
920,000	Booking Holdings, Inc.	4.6250	04/13/30	900,315
				3,225,364
	LEISURE PRODUCTS — 0.3%
800,000	Brunswick Corporation	4.4000	09/15/32	688,124

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	MACHINERY — 4.1%
820,000	Caterpillar Financial Services Corporation	0.8000	11/13/25	$ 747,223
820,000	Caterpillar Financial Services Corporation	0.9000	03/02/26	742,265
3,700,000	Caterpillar, Inc.	2.6000	09/19/29	3,310,786
1,000,000	Caterpillar, Inc.	1.9000	03/12/31	840,885
820,000	CNH Industrial Capital, LLC	1.8750	01/15/26	753,577
812,000	Parker-Hannifin Corporation	3.3000	11/21/24	788,486
3,700,000	Parker-Hannifin Corporation	3.2500	06/14/29	3,348,244
				10,531,466
	MEDICAL EQUIPMENT & DEVICES — 3.8%
3,700,000	Edwards Lifesciences Corporation	4.3000	06/15/28	3,560,600
800,000	Stryker Corporation	0.6000	12/01/23	790,192
820,000	Stryker Corporation	3.3750	11/01/25	786,909
820,000	Stryker Corporation	3.5000	03/15/26	788,097
800,000	Stryker Corporation	3.6500	03/07/28	759,688
3,700,000	Stryker Corporation	1.9500	06/15/30	3,062,978
				9,748,464
	METALS & MINING — 0.3%
800,000	Newmont Corporation	2.6000	07/15/32	644,567

	OIL & GAS PRODUCERS — 11.4%
820,000	Continental Resources, Inc.	4.3750	01/15/28	772,565
3,700,000	Devon Energy Corporation	5.8500	12/15/25	3,720,956
820,000	Devon Energy Corporation	4.5000	01/15/30	766,700
800,000	Devon Energy Corporation	7.8750	09/30/31	903,121
3,700,000	Diamondback Energy, Inc.	3.1250	03/24/31	3,184,923
800,000	EOG Resources, Inc.	3.1500	04/01/25	773,982
820,000	EOG Resources, Inc.	4.1500	01/15/26	803,319
820,000	EQT Corporation	3.9000	10/01/27	766,420
820,000	EQT Corporation	5.7000	04/01/28	817,108
800,000	Kinder Morgan Energy Partners, L.P.	3.5000	09/01/23	800,000
800,000	Kinder Morgan, Inc.	4.3000	06/01/25	782,434
920,000	Kinder Morgan, Inc.	4.3000	03/01/28	877,373

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	OIL & GAS PRODUCERS — 11.4% (Continued)
800,000	Kinder Morgan, Inc.	7.8000	08/01/31	$ 895,262
820,000	Newfield Exploration Company	5.3750	01/01/26	814,229
812,000	ONEOK Partners, L.P.	4.9000	03/15/25	799,439
820,000	ONEOK, Inc.	5.8500	01/15/26	824,838
800,000	ONEOK, Inc.	4.0000	07/13/27	757,342
800,000	Targa Resources Corporation	6.1250	03/15/33	815,480
820,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	789,699
820,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	869,479
820,000	Transcontinental Gas Pipe Line Company, LLC	7.8500	02/01/26	857,396
902,000	Valero Energy Corporation	3.4000	09/15/26	854,792
820,000	Valero Energy Corporation	4.3500	06/01/28	785,399
820,000	Williams Companies, Inc.	3.9000	01/15/25	800,200
3,700,000	Williams Companies, Inc. (The)	4.5000	11/15/23	3,688,622
800,000	Williams Companies, Inc. (The)	3.7500	06/15/27	753,403
				29,274,481
	OIL & GAS SERVICES & EQUIPMENT — 2.1%
820,000	Halliburton Company	3.8000	11/15/25	799,950
820,000	Schlumberger Holdings Corporation(a)	4.0000	12/21/25	798,694
820,000	Schlumberger Holdings Corporation	4.0000	12/21/25	798,694
820,000	Schlumberger Holdings Corporation(a)	3.9000	05/17/28	778,044
820,000	Schlumberger Holdings Corporation	3.9000	05/17/28	778,044
820,000	Schlumberger Holdings Corporation(a)	4.3000	05/01/29	784,087
820,000	Schlumberger Holdings Corporation	4.3000	05/01/29	784,087
				5,521,600
	REAL ESTATE INVESTMENT TRUSTS — 16.2%
800,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	750,724
3,700,000	Alexandria Real Estate Equities, Inc.	2.7500	12/15/29	3,142,406
820,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	777,426
1,000,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	969,042
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	864,925
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	759,390
820,000	Boston Properties, L.P.	3.6500	02/01/26	773,017
820,000	Boston Properties, L.P.	4.5000	12/01/28	757,364
820,000	Boston Properties, L.P.	3.4000	06/21/29	702,241

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 16.2% (Continued)
820,000	Boston Properties, L.P.	2.9000	03/15/30	$ 668,681
1,000,000	Boston Properties, L.P.	3.2500	01/30/31	815,420
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	750,716
890,000	Digital Realty Trust, L.P.	3.7000	08/15/27	829,650
820,000	Digital Realty Trust, L.P.	4.4500	07/15/28	776,060
800,000	Digital Realty Trust, L.P.	3.6000	07/01/29	721,975
820,000	Extra Space Storage, L.P.	3.9000	04/01/29	751,540
3,700,000	Extra Space Storage, L.P.	2.5500	06/01/31	2,974,792
820,000	Extra Space Storage, L.P.	2.3500	03/15/32	638,707
800,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	613,226
902,000	Kimco Realty Corporation	2.7000	03/01/24	885,807
800,000	Kimco Realty Corporation	2.8000	10/01/26	736,557
3,700,000	Kimco Realty Corporation	1.9000	03/01/28	3,136,959
800,000	Kimco Realty Corporation	2.7000	10/01/30	661,348
800,000	LXP Industrial Trust	2.3750	10/01/31	604,697
800,000	Mid-America Apartments, L.P.	4.0000	11/15/25	777,575
800,000	National Health Investors, Inc.	3.0000	02/01/31	607,228
820,000	Prologis, L.P.	3.8750	09/15/28	774,341
820,000	Prologis, L.P.	2.2500	04/15/30	689,463
820,000	Prologis, L.P.	1.2500	10/15/30	632,105
820,000	Prologis, L.P.	1.6250	03/15/31	638,591
820,000	Public Storage	0.8750	02/15/26	739,765
800,000	Public Storage	3.0940	09/15/27	747,214
820,000	Simon Property Group, L.P.	3.3000	01/15/26	782,193
800,000	Sun Communities Operating, L.P.	2.3000	11/01/28	673,388
800,000	Sun Communities Operating, L.P.	2.7000	07/15/31	636,273
800,000	UDR, Inc.	3.2000	01/15/30	705,766
800,000	Ventas Realty, L.P.	3.5000	02/01/25	769,814
820,000	Ventas Realty, L.P.	4.1250	01/15/26	789,198
902,000	Ventas Realty, L.P.	3.2500	10/15/26	834,741
800,000	Ventas Realty, L.P.	4.0000	03/01/28	743,879
820,000	Ventas Realty, L.P.	4.4000	01/15/29	770,480
820,000	Ventas Realty, L.P.	3.0000	01/15/30	700,063
820,000	Ventas Realty, L.P.	4.7500	11/15/30	770,205

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 16.2% (Continued)
820,000	Ventas Realty, L.P.	2.5000	09/01/31	$ 647,695
800,000	WP Carey, Inc.	4.6000	04/01/24	793,954
800,000	WP Carey, Inc.	4.0000	02/01/25	779,245
800,000	WP Carey, Inc.	2.4000	02/01/31	640,599
				41,706,445
	RETAIL - CONSUMER STAPLES — 2.0%
820,000	Dollar General Corporation	4.1500	11/01/25	796,942
3,700,000	Dollar General Corporation	3.8750	04/15/27	3,534,892
917,000	Dollar Tree, Inc.	4.2000	05/15/28	870,472
				5,202,306
	RETAIL - DISCRETIONARY — 1.1%
902,000	AutoZone, Inc.	3.7500	06/01/27	858,299
800,000	Genuine Parts Company	1.8750	11/01/30	627,958
820,000	Genuine Parts Company	2.7500	02/01/32	669,004
980,000	Tractor Supply Company	1.7500	11/01/30	767,423
				2,922,684
	SEMICONDUCTORS — 4.3%
800,000	Analog Devices, Inc.	2.9500	04/01/25	772,653
820,000	Analog Devices, Inc.	3.5000	12/05/26	785,430
3,700,000	Analog Devices, Inc.	1.7000	10/01/28	3,175,112
820,000	Analog Devices, Inc.	2.1000	10/01/31	671,937
820,000	Broadcom, Inc.	3.4590	09/15/26	777,087
800,000	Broadcom, Inc.	4.1100	09/15/28	752,636
800,000	KLA Corporation	4.6500	11/01/24	793,172
980,000	KLA Corporation	4.1000	03/15/29	942,262
1,000,000	KLA Corporation	4.6500	07/15/32	983,438
820,000	Microchip Technology, Inc.	4.2500	09/01/25	798,036
800,000	Skyworks Solutions, Inc.	3.0000	06/01/31	652,018
				11,103,781
	SOFTWARE — 1.1%
820,000	Fortinet, Inc.	1.0000	03/15/26	733,954
1,000,000	Fortinet, Inc.	2.2000	03/15/31	788,091
800,000	Roper Technologies, Inc.	2.3500	09/15/24	773,292

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	SOFTWARE — 1.1% (Continued)
800,000	ServiceNow, Inc.	1.4000	09/01/30	$ 629,705
				2,925,042
	STEEL — 2.1%
800,000	Nucor Corporation	2.0000	06/01/25	752,918
3,700,000	Nucor Corporation	2.7000	06/01/30	3,185,618
800,000	Steel Dynamics, Inc.	2.8000	12/15/24	771,025
800,000	Steel Dynamics, Inc.	3.4500	04/15/30	710,600
				5,420,161
	TECHNOLOGY HARDWARE — 2.7%
1,000,000	Arrow Electronics, Inc.	2.9500	02/15/32	803,614
820,000	FLIR Systems, Inc.	2.5000	08/01/30	677,099
1,000,000	Jabil, Inc.	3.0000	01/15/31	836,552
800,000	NetApp, Inc.	3.3000	09/29/24	777,453
800,000	NetApp, Inc.	2.3750	06/22/27	724,341
3,700,000	NetApp, Inc.	2.7000	06/22/30	3,089,373
				6,908,432
	TECHNOLOGY SERVICES — 6.0%
800,000	Equifax, Inc.	2.6000	12/01/24	769,343
820,000	Equifax, Inc.	2.6000	12/15/25	767,323
820,000	Equifax, Inc.	5.1000	12/15/27	809,678
820,000	Fidelity National Information Services, Inc.	0.6000	03/01/24	799,176
920,000	Fidelity National Information Services, Inc.	1.1500	03/01/26	828,390
920,000	Fidelity National Information Services, Inc.	1.6500	03/01/28	789,146
920,000	Global Payments, Inc.	2.6500	02/15/25	878,850
820,000	Global Payments, Inc.	1.2000	03/01/26	733,919
820,000	Global Payments, Inc.	4.8000	04/01/26	802,112
800,000	Global Payments, Inc.	4.4500	06/01/28	754,842
3,700,000	Global Payments, Inc.	3.2000	08/15/29	3,223,562
1,000,000	Global Payments, Inc.	5.3000	08/15/29	976,575
1,000,000	MSCI, Inc.(a)	3.6250	11/01/31	849,015
820,000	Verisk Analytics, Inc.	4.0000	06/15/25	797,664
800,000	Verisk Analytics, Inc.	4.1250	03/15/29	762,232
800,000	Verisk Analytics, Inc.	5.7500	04/01/33	818,270
				15,360,097

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	TRANSPORTATION & LOGISTICS — 1.6%
800,000	CSX Corporation	3.4000	08/01/24	$ 783,853
800,000	CSX Corporation	3.3500	11/01/25	769,041
820,000	CSX Corporation	3.8000	03/01/28	781,161
920,000	CSX Corporation	4.2500	03/15/29	888,746
800,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	775,551
				3,998,352
	WHOLESALE - DISCRETIONARY — 0.3%
800,000	LKQ Corporation(a)	6.2500	06/15/33	794,985

	TOTAL CORPORATE BONDS (Cost $266,243,371)			253,553,539

	TOTAL INVESTMENTS - 98.5% (Cost $266,243,371)			$ 253,553,539
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%			3,926,634
	NET ASSETS - 100.0%			$ 257,480,173

LLC	- Limited Liability Company
L.P.	- Limited Partnership
PLC	- Public Limited Company
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2023 the total market value of 144A securities is $4,004,825 or 1.6% of net assets.